UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 08/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2007 (Unaudited)

DWS Dreman Concentrated Value Fund

	Shares	Value ($)

Common Stocks 99.3%
Consumer Discretionary 2.5%
Specialty Retail
Home Depot, Inc.	47,600	1,823,556
Consumer Staples 11.1%
Tobacco
Altria Group, Inc.	119,600	8,301,436
Energy 31.0%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	89,800	4,398,404
Apache Corp.	33,400	2,584,492

Chevron Corp.	51,900	4,554,744
ConocoPhillips	78,500	6,428,365
Devon Energy Corp.	33,200	2,500,292
Occidental Petroleum Corp.	48,200	2,732,458

		23,198,755
Financials 25.8%
Commercial Banks 3.4%
Wachovia Corp.	52,000	2,546,960
Diversified Financial Services 3.7%
Bank of America Corp.	54,900	2,782,332
Insurance 5.7%
Chubb Corp.	43,200	2,208,816
Hartford Financial Services Group, Inc.	23,300	2,071,603

		4,280,419
Thrifts & Mortgage Finance 13.0%
Fannie Mae	38,500	2,525,985
Freddie Mac	66,800	4,115,548
Washington Mutual, Inc.	82,500	3,029,400

		9,670,933
Health Care 19.3%
Health Care Providers & Services 8.1%
Aetna, Inc.	51,500	2,621,865
UnitedHealth Group, Inc.	69,300	3,465,693

		6,087,558
Pharmaceuticals 11.2%
Pfizer, Inc.	196,400	4,878,576
Wyeth	75,200	3,481,760

		8,360,336
Industrials 6.3%
Aerospace & Defense 3.2%
Northrop Grumman Corp.	30,400	2,396,736
Industrial Conglomerates 3.1%
General Electric Co.	59,200	2,301,104
Utilities 3.3%
Independent Power Producers & Energy Traders
TXU Corp.	36,700	2,473,580

Total Common Stocks (Cost $66,067,471)		74,223,705
Cash Equivalents 0.5%
Cash Management QP Trust, 5.32% (a) (Cost $363,472)	363,472	363,472
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $66,430,943)	99.8	74,587,177
Other Assets and Liabilities, Net	0.2	185,307

Net Assets	100.0	74,772,484

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Concentrated Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Concentrated Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        October 17, 2007